MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated May 1, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement Balanced Fund found on page 4 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	40.00%
MM S&P 500 Index	20.47%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%
MM Select T. Rowe Price International Equity	11.40%
MM Select T. Rowe Price Real Assets	2.00%
Bond Funds	60.00%
MM Select T. Rowe Price Bond Asset	18.00%
T. Rowe Price Dynamic Global Bond	3.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	1.30%
T. Rowe Price High Yield	1.30%
T. Rowe Price Institutional Floating Rate	0.32%
T. Rowe Price Floating Rate	0.32%
MM Select T. Rowe Price Emerging Markets Bond	3.24%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2005 Fund found on page 12 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	35.50%
MM S&P 500 Index	18.17%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	5.44%
MM Select T. Rowe Price International Equity	10.12%
MM Select T. Rowe Price Real Assets	1.77%
Bond Funds	64.50%
MM Select T. Rowe Price Bond Asset	27.30%
T. Rowe Price Dynamic Global Bond	4.55%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.64%
T. Rowe Price Institutional High Yield	2.00%
T. Rowe Price High Yield	2.00%
T. Rowe Price Institutional Floating Rate	0.50%
T. Rowe Price Floating Rate	0.50%
MM Select T. Rowe Price Emerging Markets Bond	5.01%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	19.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2010 Fund found on page 20 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	41.00%
MM S&P 500 Index	20.99%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.28%
MM Select T. Rowe Price International Equity	11.68%
MM Select T. Rowe Price Real Assets	2.05%

Bond Funds	59.00%
MM Select T. Rowe Price Bond Asset	25.20%
T. Rowe Price Dynamic Global Bond	4.20%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.61%
T. Rowe Price Institutional High Yield	1.80%
T. Rowe Price High Yield	1.80%
T. Rowe Price Institutional Floating Rate	0.45%
T. Rowe Price Floating Rate	0.45%
MM Select T. Rowe Price Emerging Markets Bond	4.49%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	17.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 28 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	47.00%
MM S&P 500 Index	18.04%
MM Select T. Rowe Price Large Cap Blend	6.02%
MM Select T. Rowe Price Small and Mid Cap Blend	7.20%
MM Select T. Rowe Price International Equity	13.39%
MM Select T. Rowe Price Real Assets	2.35%
Bond Funds	53.00%
MM Select T. Rowe Price Bond Asset	23.40%
T. Rowe Price Dynamic Global Bond	3.90%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.63%
T. Rowe Price Institutional High Yield	1.62%
T. Rowe Price High Yield	1.62%
T. Rowe Price Institutional Floating Rate	0.41%
T. Rowe Price Floating Rate	0.41%
MM Select T. Rowe Price Emerging Markets Bond	4.03%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	14.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2020 Fund found on page 36 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe

Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	55.50%
MM S&P 500 Index	17.85%
MM Select T. Rowe Price Large Cap Blend	10.58%
MM Select T. Rowe Price Small and Mid Cap Blend	8.48%
MM Select T. Rowe Price International Equity	15.82%
MM Select T. Rowe Price Real Assets	2.77%
Bond Funds	44.50%
MM Select T. Rowe Price Bond Asset	21.00%
T. Rowe Price Dynamic Global Bond	3.50%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.50%
T. Rowe Price Institutional High Yield	1.40%
T. Rowe Price High Yield	1.40%
T. Rowe Price Institutional Floating Rate	0.35%
T. Rowe Price Floating Rate	0.35%
MM Select T. Rowe Price Emerging Markets Bond	3.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	9.50%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found on page 44 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	65.50%
MM S&P 500 Index	15.35%
MM Select T. Rowe Price Large Cap Blend	18.20%
MM Select T. Rowe Price Small and Mid Cap Blend	10.01%
MM Select T. Rowe Price International Equity	18.67%
MM Select T. Rowe Price Real Assets	3.27%
Bond Funds	34.50%
MM Select T. Rowe Price Bond Asset	17.71%
T. Rowe Price Dynamic Global Bond	2.95%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.42%
T. Rowe Price Institutional High Yield	1.08%
T. Rowe Price High Yield	1.08%
T. Rowe Price Institutional Floating Rate	0.27%
T. Rowe Price Floating Rate	0.27%

MM Select T. Rowe Price Emerging Markets Bond	2.72%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	5.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2030 Fund found on page 52 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	73.50%
MM S&P 500 Index	12.63%
MM Select T. Rowe Price Large Cap Blend	25.01%
MM Select T. Rowe Price Small and Mid Cap Blend	11.24%
MM Select T. Rowe Price International Equity	20.95%
MM Select T. Rowe Price Real Assets	3.67%
Bond Funds	26.50%
MM Select T. Rowe Price Bond Asset	14.40%
T. Rowe Price Dynamic Global Bond	2.40%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.10%
T. Rowe Price Institutional High Yield	0.82%
T. Rowe Price High Yield	0.82%
T. Rowe Price Institutional Floating Rate	0.21%
T. Rowe Price Floating Rate	0.21%
MM Select T. Rowe Price Emerging Markets Bond	2.05%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	2.50%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2035 Fund found on page 60 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	80.00%
MM S&P 500 Index	10.33%
MM Select T. Rowe Price Large Cap Blend	30.64%
MM Select T. Rowe Price Small and Mid Cap Blend	12.23%
MM Select T. Rowe Price International Equity	22.80%
MM Select T. Rowe Price Real Assets	4.00%
Bond Funds	20.00%
MM Select T. Rowe Price Bond Asset	12.00%
T. Rowe Price Dynamic Global Bond	2.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.86%
T. Rowe Price Institutional High Yield	0.63%
T. Rowe Price High Yield	0.63%
T. Rowe Price Institutional Floating Rate	0.16%
T. Rowe Price Floating Rate	0.16%
MM Select T. Rowe Price Emerging Markets Bond	1.57%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2040 Fund found on page 68 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	85.50%
MM S&P 500 Index	8.15%
MM Select T. Rowe Price Large Cap Blend	35.64%
MM Select T. Rowe Price Small and Mid Cap Blend	13.07%
MM Select T. Rowe Price International Equity	24.37%
MM Select T. Rowe Price Real Assets	4.27%
Bond Funds	14.50%
MM Select T. Rowe Price Bond Asset	8.70%
T. Rowe Price Dynamic Global Bond	1.45%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	0.37%
T. Rowe Price High Yield	0.37%
T. Rowe Price Institutional Floating Rate	0.09%
T. Rowe Price Floating Rate	0.09%
MM Select T. Rowe Price Emerging Markets Bond	0.92%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2045 Fund found on page 76 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2050 Fund found on page 84 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%

Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2055 Fund found on page 92 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	26.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

The following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2060 Fund found on page 100 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

The following information replaces similar information for the Funds found under the heading MassMutual Select T. Rowe Price Retirement Funds in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 109:
The following table details the way each MassMutual Select T. Rowe Price Retirement Fund is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Funds’ shareholder reports set forth their actual allocations between stock funds and bond funds and to the individual Underlying Funds. At any given time, a Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the SAI. More detailed information about each Underlying Fund is available in each Underlying Fund’s prospectus.
	Retirement Balanced	Retirement 2005	Retirement 2010	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
Stock Funds	40.00%	35.50%	41.00%	47.00%	55.50%	65.50%	73.50%	80.00%	85.50%	90.00%	90.00%	90.00%	90.00%
MM S&P 500 Index	20.47%	18.17%	20.99%	18.04%	17.85%	15.35%	12.63%	10.33%	8.15%	6.87%	6.87%	6.87%	6.87%
MM Select T. Rowe Price Large Cap Blend	0.00%	0.00%	0.00%	6.02%	10.58%	18.20%	25.01%	30.64%	35.64%	39.22%	39.22%	39.22%	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%	5.44%	6.28%	7.20%	8.48%	10.01%	11.24%	12.23%	13.07%	13.76%	13.76%	13.76%	13.76%
MM Select T. Rowe Price International Equity	11.40%	10.12%	11.68%	13.39%	15.82%	18.67%	20.95%	22.80%	24.37%	25.65%	25.65%	25.65%	25.65%
MM Select T. Rowe Price Real Assets	2.00%	1.77%	2.05%	2.35%	2.77%	3.27%	3.67%	4.00%	4.27%	4.50%	4.50%	4.50%	4.50%
Bond Funds	60.00%	64.50%	59.00%	53.00%	44.50%	34.50%	26.50%	20.00%	14.50%	10.00%	10.00%	10.00%	10.00%
MM Select T. Rowe Price Bond Asset	18.00%	27.30%	25.20%	23.40%	21.00%	17.71%	14.40%	12.00%	8.70%	6.00%	6.00%	6.00%	6.00%
T. Rowe Price Dynamic Global Bond	3.00%	4.55%	4.20%	3.90%	3.50%	2.95%	2.40%	2.00%	1.45%	1.00%	1.00%	1.00%	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%	3.64%	3.61%	3.63%	3.50%	3.42%	3.10%	2.86%	2.51%	2.00%	2.00%	2.00%	2.00%
T. Rowe Price Institutional High Yield	1.30%	2.00%	1.80%	1.62%	1.40%	1.08%	0.82%	0.63%	0.37%	0.20%	0.20%	0.20%	0.20%
T. Rowe Price High Yield	1.30%	2.00%	1.80%	1.62%	1.40%	1.08%	0.82%	0.63%	0.37%	0.20%	0.20%	0.20%	0.20%
T. Rowe Price Institutional Floating Rate	0.32%	0.50%	0.45%	0.41%	0.35%	0.27%	0.21%	0.16%	0.09%	0.05%	0.05%	0.05%	0.05%
T. Rowe Price Floating Rate	0.32%	0.50%	0.45%	0.41%	0.35%	0.27%	0.21%	0.16%	0.09%	0.05%	0.05%	0.05%	0.05%
MM Select T. Rowe Price Emerging Markets Bond	3.24%	5.01%	4.49%	4.03%	3.50%	2.72%	2.05%	1.57%	0.92%	0.50%	0.50%	0.50%	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%	19.00%	17.00%	14.00%	9.50%	5.00%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	40.00%
MM S&P 500 Index	20.47%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.13%
MM Select T. Rowe Price International Equity	11.40%
MM Select T. Rowe Price Real Assets	2.00%
Bond Funds	60.00%
MM Select T. Rowe Price Bond Asset	18.00%
T. Rowe Price Dynamic Global Bond	3.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	1.30%
T. Rowe Price High Yield	1.30%
T. Rowe Price Institutional Floating Rate	0.32%
T. Rowe Price Floating Rate	0.32%
MM Select T. Rowe Price Emerging Markets Bond	3.24%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	30.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD Bal)-20-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	35.50%
MM S&P 500 Index	18.17%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	5.44%
MM Select T. Rowe Price International Equity	10.12%
MM Select T. Rowe Price Real Assets	1.77%
Bond Funds	64.50%
MM Select T. Rowe Price Bond Asset	27.30%
T. Rowe Price Dynamic Global Bond	4.55%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.64%
T. Rowe Price Institutional High Yield	2.00%
T. Rowe Price High Yield	2.00%
T. Rowe Price Institutional Floating Rate	0.50%
T. Rowe Price Floating Rate	0.50%
MM Select T. Rowe Price Emerging Markets Bond	5.01%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	19.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	41.00%
MM S&P 500 Index	20.99%
MM Select T. Rowe Price Large Cap Blend	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend	6.28%
MM Select T. Rowe Price International Equity	11.68%
MM Select T. Rowe Price Real Assets	2.05%
Bond Funds	59.00%
MM Select T. Rowe Price Bond Asset	25.20%
T. Rowe Price Dynamic Global Bond	4.20%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.61%
T. Rowe Price Institutional High Yield	1.80%
T. Rowe Price High Yield	1.80%
T. Rowe Price Institutional Floating Rate	0.45%
T. Rowe Price Floating Rate	0.45%
MM Select T. Rowe Price Emerging Markets Bond	4.49%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	17.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	47.00%
MM S&P 500 Index	18.04%
MM Select T. Rowe Price Large Cap Blend	6.02%
MM Select T. Rowe Price Small and Mid Cap Blend	7.20%
MM Select T. Rowe Price International Equity	13.39%
MM Select T. Rowe Price Real Assets	2.35%
Bond Funds	53.00%
MM Select T. Rowe Price Bond Asset	23.40%
T. Rowe Price Dynamic Global Bond	3.90%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.63%
T. Rowe Price Institutional High Yield	1.62%
T. Rowe Price High Yield	1.62%
T. Rowe Price Institutional Floating Rate	0.41%
T. Rowe Price Floating Rate	0.41%
MM Select T. Rowe Price Emerging Markets Bond	4.03%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	14.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	55.50%
MM S&P 500 Index	17.85%
MM Select T. Rowe Price Large Cap Blend	10.58%
MM Select T. Rowe Price Small and Mid Cap Blend	8.48%
MM Select T. Rowe Price International Equity	15.82%
MM Select T. Rowe Price Real Assets	2.77%
Bond Funds	44.50%
MM Select T. Rowe Price Bond Asset	21.00%
T. Rowe Price Dynamic Global Bond	3.50%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.50%
T. Rowe Price Institutional High Yield	1.40%
T. Rowe Price High Yield	1.40%
T. Rowe Price Institutional Floating Rate	0.35%
T. Rowe Price Floating Rate	0.35%
MM Select T. Rowe Price Emerging Markets Bond	3.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	9.50%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	65.50%
MM S&P 500 Index	15.35%
MM Select T. Rowe Price Large Cap Blend	18.20%
MM Select T. Rowe Price Small and Mid Cap Blend	10.01%
MM Select T. Rowe Price International Equity	18.67%
MM Select T. Rowe Price Real Assets	3.27%
Bond Funds	34.50%
MM Select T. Rowe Price Bond Asset	17.71%
T. Rowe Price Dynamic Global Bond	2.95%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.42%
T. Rowe Price Institutional High Yield	1.08%
T. Rowe Price High Yield	1.08%
T. Rowe Price Institutional Floating Rate	0.27%
T. Rowe Price Floating Rate	0.27%
MM Select T. Rowe Price Emerging Markets Bond	2.72%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	5.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	73.50%
MM S&P 500 Index	12.63%
MM Select T. Rowe Price Large Cap Blend	25.01%
MM Select T. Rowe Price Small and Mid Cap Blend	11.24%
MM Select T. Rowe Price International Equity	20.95%
MM Select T. Rowe Price Real Assets	3.67%
Bond Funds	26.50%
MM Select T. Rowe Price Bond Asset	14.40%
T. Rowe Price Dynamic Global Bond	2.40%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.10%
T. Rowe Price Institutional High Yield	0.82%
T. Rowe Price High Yield	0.82%
T. Rowe Price Institutional Floating Rate	0.21%
T. Rowe Price Floating Rate	0.21%
MM Select T. Rowe Price Emerging Markets Bond	2.05%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	2.50%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	80.00%
MM S&P 500 Index	10.33%
MM Select T. Rowe Price Large Cap Blend	30.64%
MM Select T. Rowe Price Small and Mid Cap Blend	12.23%
MM Select T. Rowe Price International Equity	22.80%
MM Select T. Rowe Price Real Assets	4.00%
Bond Funds	20.00%
MM Select T. Rowe Price Bond Asset	12.00%
T. Rowe Price Dynamic Global Bond	2.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.86%
T. Rowe Price Institutional High Yield	0.63%
T. Rowe Price High Yield	0.63%
T. Rowe Price Institutional Floating Rate	0.16%
T. Rowe Price Floating Rate	0.16%
MM Select T. Rowe Price Emerging Markets Bond	1.57%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	85.50%
MM S&P 500 Index	8.15%
MM Select T. Rowe Price Large Cap Blend	35.64%
MM Select T. Rowe Price Small and Mid Cap Blend	13.07%
MM Select T. Rowe Price International Equity	24.37%
MM Select T. Rowe Price Real Assets	4.27%
Bond Funds	14.50%
MM Select T. Rowe Price Bond Asset	8.70%
T. Rowe Price Dynamic Global Bond	1.45%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.51%
T. Rowe Price Institutional High Yield	0.37%
T. Rowe Price High Yield	0.37%
T. Rowe Price Institutional Floating Rate	0.09%
T. Rowe Price Floating Rate	0.09%
MM Select T. Rowe Price Emerging Markets Bond	0.92%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	26.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	90.00%
MM S&P 500 Index	6.87%
MM Select T. Rowe Price Large Cap Blend	39.22%
MM Select T. Rowe Price Small and Mid Cap Blend	13.76%
MM Select T. Rowe Price International Equity	25.65%
MM Select T. Rowe Price Real Assets	4.50%
Bond Funds	10.00%
MM Select T. Rowe Price Bond Asset	6.00%
T. Rowe Price Dynamic Global Bond	1.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.00%
T. Rowe Price Institutional High Yield	0.20%
T. Rowe Price High Yield	0.20%
T. Rowe Price Institutional Floating Rate	0.05%
T. Rowe Price Floating Rate	0.05%
MM Select T. Rowe Price Emerging Markets Bond	0.50%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-20-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated May 1, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information supplements the information beginning on page B-113 under the heading Bond Funds in the section titled Appendix D—Description of Underlying Funds:
T. Rowe Price Floating Rate Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all Funds)
Investment Objective
The Fund seeks high current income and, secondarily, capital appreciation.
Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.
Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment grade (below BBB or an equivalent rating) or are not rated by established credit rating agencies. The loans in which the fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity.
The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before other creditors of the borrower, such as bondholders and stockholders. Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.
Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and general economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.
In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. The fund may invest up to 20% of its net assets in fixed rate debt instruments.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-20-01